Related Party Transactions	12 Months Ended
Aug. 31, 2018
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

The Group had the following balances with related parties as of August 31, 2017 and 2018, respectively:

Names of the related parties	Relationship with the Group
Xi Zhang (“Mr. Xi Zhang”)	Founder
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
JiaXue Tiandi Network Technology Co., Ltd. (“JiaXue Tiandi”)	Equity investee

(a)    Amounts due from the related parties

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Mr. Zhang	81,254	—	—
Ya Qiao Education	16,500	16,500	2,416
JiaXue Tiandi	6,000	—	—
	103,754	16,500	2,416

The amounts due from Ya Qiao Education is interest-free, unsecured and payable within 5  years from draw down in April 2017.